New Accounting Standards	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
NEW ACCOUNTING STANDARDS

NOTE 2 – NEW ACCOUNTING STANDARDS

In June 2016, the FASB issued ASU 2016- 13, "Financial Instruments- Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments." The standard modifies the measurement approach for credit losses on financial instruments, including trade receivables, from an incurred loss method to a current expected credit loss method ("CECL"). The standard requires the measurement of expected credit losses to be based on relevant information, including historical experience, current conditions and a forecast that is supportable. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years; early adoption is permitted. The standard must be adopted by applying a cumulative adjustment to retained earnings. The Company anticipates adopting the standard in the first quarter of 2020, although it does not expect a material impact to the Company's Consolidated Financial Statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement." ASU 2018-13 modified the disclosure requirements in Topic 820, "Fair Value Measurement," based on the FASB Concepts Statement, "Conceptual Framework for Financial Reporting - Chapter 8: Notes to Financial Statements," including consideration of costs and benefits. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, with early adoption permitted. The company is currently evaluating the potential effects of this guidance on its Consolidated Financial Statements.

In August 2018, the FASB issued ASU No. 2018-14 "Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans," which amends ASC 715-20, Compensation - Retirement Benefits - Defined Benefit Plans - General. The amended guidance modifies the disclosure requirements for employers that sponsor defined benefit pension or other post-retirement plans by removing and adding certain disclosures for these plans. The eliminated disclosures include (a) the amounts in OCI expected to be recognized in net periodic benefit costs over the next fiscal year, and (b) the effects of a one percentage point change in assumed health care cost trend rates on the net periodic benefit costs and the benefit obligation for post-retirement health care benefits. Additional disclosures include descriptions of significant gains and losses affecting the benefit obligation for the period. This guidance will be effective for financial statements issued for fiscal years ending after December 15, 2020. The adoption of this guidance will modify our disclosures but will not have a material effect on the Company's Consolidated Financial Statements.

In August 2018, the FASB issued ASU No. 2018-15, "Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force)." ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating this guidance on its Consolidated Financial Statements.

In December 2019, the FASB issued ASU No. 2019-12, "Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes" as part of its initiative to reduce complexity in the accounting standards. The guidance is effective for fiscal years beginning after December 15, 2021 with early adoption permitted. The Company is currently evaluating this guidance on its Consolidated Financial Statements, The Company does not expect material effect from the adoption of this guidance on the Company's Consolidated Financial Statements.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the company's financial position, results of operations or cash flows.